Document And Entity Information - shares	3 Months Ended
	Mar. 31, 2017	May 09, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	BIOSIG TECHNOLOGIES, INC.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		25,186,718
Amendment Flag	false
Entity Central Index Key	0001530766
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1